Changes in Equity and Earnings Per Share - Summary of Changes in Other Comprehensive Income Reserves (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	$ (1,255)	$ (14,315)
Cash flow hedges	177	339
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Re-measurements of post-employment benefits	(9)	(1)
Total comprehensive income/(loss)	1,987	(15,239)
Translation reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(29,234)	(19,936)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1,347)	(13,583)
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		645
Total comprehensive income/(loss)	(1,347)	(12,938)
Ending balance	(30,581)	(32,874)
Hedging reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	376	397
Other comprehensive income/(loss)
Cash flow hedges	184	300
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		(219)
Total comprehensive income/(loss)	184	81
Ending balance	560	478
Post- employment benefits [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(1,983)	(1,740)
Other comprehensive income/(loss)
Re-measurements of post-employment benefits	(5)	(1)
Total comprehensive income/(loss)	(5)	(1)
Ending balance	(1,988)	(1,741)
OCI reserves [member]
Disclosure of information about changes in other comprehensive income reserves [line items]
Beginning balance	(30,841)	(21,279)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1,347)	(13,583)
Cash flow hedges	184	300
Cash flow hedges and cumulative translation adjustments reclassified from equity to profit or loss in relation to Australia divestiture		426
Re-measurements of post-employment benefits	(5)	(1)
Total comprehensive income/(loss)	(1,168)	(12,858)
Ending balance	$ (32,009)	$ (34,137)